Portfolio of Investments June 30, 2026
NBB
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 139.6% (99.3% of Total Investments)
662551131 MUNICIPAL BONDS - 139.6% (99.3% of Total Investments) 662551131
ALABAMA - 0.9% (0.6% of Total Investments)
$ 4,000,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons II, LLC Student Housing and Parking
Project at Samford University Taxable Series 2024D
7 .423% 10/01/44 $ 4,197,410
TOTAL ALABAMA 4,197,410
ALASKA - 0.7% (0.5% of Total Investments)
3,025,000 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native
Association Project, Taxable Series 2022
7 .500 10/01/52 3,141,830
TOTAL ALASKA 3,141,830
ARIZONA - 0.4% (0.3% of Total Investments)
2,000,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Grand Canyon University Project,
Taxable Series 2024
7 .375 10/01/29 2,089,209
TOTAL ARIZONA 2,089,209
CALIFORNIA - 29.4% (20.9% of Total Investments)
1,290,000 ABAG Finance Authority for Non-Profit Corporations,
California, Special Tax Bonds, Community Facilities District
2004-1 Seismic Safety Improvements 690 & 942 Market Street
Project, Taxable Refunding Series 2018
5 .100 09/01/28 1,278,352
6,125,000 ABAG Finance Authority for Non-Profit Corporations,
California, Special Tax Bonds, Community Facilities District
2004-1 Seismic Safety Improvements 690 & 942 Market Street
Project, Taxable Refunding Series 2018
5 .500 09/01/38 5,786,485
5,500,000 (b) Alameda Corridor Transportation Authority, California,
Revenue Bonds, Taxable Refunding Subordinate Lien Series
2024 - AGM Insured
0 .000 10/01/39 2,622,953
1,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, J. David Gladstone Institutes Project, Taxable
Series 2019
3 .550 10/01/34 882,372
1,500,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, J. David Gladstone Institutes Project, Taxable
Series 2019
4 .000 10/01/39 1,239,184
8,260,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, J. David Gladstone Institutes Project, Taxable
Series 2019
4 .658 10/01/59 5,893,668
975,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, University of California San Francisco
Neurosciences Building, Build America Taxable Bond Series
2010B
6 .486 05/15/49 1,021,480
8,010,000 (a) California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Windsor Mobile Country Club, Taxable
Refunding Series 20202B
6 .375 11/15/48 7,688,844
540,000 (a) California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community Development -
Claremont Properties LLC Claremont Colleges Project, Taxable
Refunding Series 2023B
6 .500 07/01/32 542,815
4,530,000 (c) California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Build America Taxable Bond Series
2009G-2
8 .361 10/01/34 5,268,168
7,010,000 California State University, Systemwide Revenue Bonds, Build
America Taxable Bond Series 2010B
6 .484 11/01/41 7,584,862
2,000,000 California State, General Obligation Bonds, Build America
Federally Taxable Series 2009
7 .550 04/01/39 2,376,470
4,110,000 (c) California State, General Obligation Bonds, Various Purpose,
Build America Taxable Bond Series 2010
7 .600 11/01/40 4,926,917
2,000,000 (a) California Statewide Communities Development Authority,
Limited Obligation Improvement Bonds, 300 Lakeside
Drive Oakland Property Assessed Clean Energy, Taxable
Sustainability Green Series 2023
8 .000 09/02/53 2,038,621

Portfolio of Investments June 30, 2026
(continued)
NBB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,250,000 California Statewide Communities Development Authority,
Revenue Bonds, Front Porch Communities & Services, Taxable
Series 2021B
2 .240% 04/01/31 $ 1,110,097
1,230,000 California Statewide Community Development Authority,
Health Revenue Bonds, Enloe Medical Center, Refunding
Series 2022B - AGM Insured
7 .140 08/15/47 1,289,073
10,000,000 (d) Los Angeles Community College District, California, General
Obligation Bonds, Build America Taxable Bonds, Series 2010,
(UB)
6 .600 08/01/42 10,535,969
2,000,000 (a),(d) Los Angeles Community College District, Los Angeles County,
California, General Obligation Bonds, Tender Option Bond
Trust 2016-XTG002, Formerly Tender Option Bond Trust
TN027., (IF)
16 .401 08/01/49 2,844,223
1,705,000 (c) Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Mulitple Capital Projects I,
Build America Taxable Bond Series 2010B
7 .488 08/01/33 1,840,133
11,380,000 (c) Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Mulitple Capital Projects I,
Build America Taxable Bond Series 2010B
7 .618 08/01/40 13,337,004
2,640,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Build America
Taxable Bonds, Series 2009C
6 .582 05/15/39 2,801,600
23,785,000 (c) Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Federally Taxable - Direct Payment -
Build America Bonds, Series 2010D
6 .574 07/01/45 25,273,128
4,000,000 (a),(d) Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Tender Option Bond Trust 2016-
XFT906., (IF)
14 .585 07/01/50 5,492,710
4,025,000 (c) Sacramento Public Financing Authority, California, Lease
Revenue Bonds, Golden 1 Center, Series 2015
5 .637 04/01/50 4,120,162
2,200,000 San Diego County Regional Transportation Commission,
California, Sales Tax Revenue Bonds, Build America Taxable
Bonds Series 2010A
5 .911 04/01/48 2,222,035
1,500,000 San Francisco City and County Public Utilities Commission,
California, Water Revenue Bonds, Taxable Build America Bond
Series 2010G
6 .950 11/01/50 1,653,081
1,000,000 San Francisco City and County Redevelopment Financing
Authority, California, Tax Allocation Revenue Bonds, San
Francisco Redevelopment Projects, Taxable Series 2009E
8 .406 08/01/39 1,200,553
4,000,000 (a),(d) San Francisco City and County, California, Certificates of
Participation, 525 Golden Gate Avenue, San Francisco Public
Utilities Commission Office Project, Tender Option Bond 2016-
XFT901, Formerly Tender Option Bond Trust B001., (IF)
14 .596 11/01/41 5,728,862
2,000,000 (a),(d) San Francisco City and County, California, Certificates of
Participation, 525 Golden Gate Avenue, San Francisco Public
Utilities Commission Office Project, Tender Option Bond 2016-
XFT901, Formerly Tender Option Bond Trust B001., (IF)
14 .596 11/01/41 2,864,431
1,080,000 (a) San Francisco City and County, California, Development
Special Tax Bonds, Mission Rock Facilities and Services Special
Tax District 2020-1, Taxable Series 2021B
4 .000 09/01/31 1,045,641
2,000,000 (c) University of California Regents, Medical Center Pooled
Revenue Bonds, Taxable Build America Bond Series 2010H
6 .548 05/15/48 2,105,554
3,915,000 Vernon, California, Electric System Revenue Bonds, Series
2008A
8 .590 07/01/38 4,681,794
TOTAL CALIFORNIA 139,297,241
COLORADO - 2.3% (1.6% of Total Investments)
6,250,000 (a) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Taxable Senior Lien
Series 2025A-2
10 .000 02/01/45 6,387,996
2,940,000 (c) Denver School District 1, Colorado, General Obligation Bonds,
Build America Taxable Bonds, Series 2009C
5 .664 12/01/33 3,042,003
1,230,000 (c) Regional Transportation District, Colorado, Sales Tax Revenue
Bonds, Fastracks Project, Build America Series 2010B
5 .844 11/01/50 1,237,929
TOTAL COLORADO 10,667,928

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA - 3.8% (2.7% of Total Investments)
$ 14,365,000 (c) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien, Build America
Bond Series 2009D
7 .462% 10/01/46 $ 16,905,486
1,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien, Build America
Bond Series 2009D - AGM Insured
7 .462 10/01/46 1,196,538
TOTAL DISTRICT OF COLUMBIA 18,102,024
FLORIDA - 4.4% (3.1% of Total Investments)
13,745,000 (a) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Taxable Series 2021B
5 .000 10/01/36 12,699,719
1,400,000 (a) Miami, Florida, Special Obligation Revenue Bonds, Street &
Sidewalk Improvement Program, Taxable Refunding Series
2018B - AGM Insured
4 .808 01/01/39 1,329,246
6,570,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Taxable
Series 2023
6 .224 11/01/55 6,736,904
TOTAL FLORIDA 20,765,869
GEORGIA - 7.2% (5.2% of Total Investments)
2,202,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project M Bonds, Taxable Build America Bonds Series 2010A
6 .655 04/01/57 2,366,397
5,520,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 &
4 Project P Bonds, Refunding Taxable Build America Bonds
Series 2010A - AGM Insured
7 .055 04/01/57 6,160,501
18,721,000 (c) Georgia Municipal Electric Authority, Plant Vogtle Units 3 &
4 Project P Bonds, Refunding Taxable Build America Bonds
Series 2010A
7 .055 04/01/57 20,662,886
4,844,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Taxable Build America Bonds Series 2010A
6 .637 04/01/57 5,178,105
TOTAL GEORGIA 34,367,889
ILLINOIS - 14.1% (10.0% of Total Investments)
2,210,000 Bellwood Illinois, Tax Increment Revenue Bonds, Senior
Apartments Project, Series 2022
6 .000 12/01/50 2,085,664
4,030,000 (c) Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2010C - BAM Insured
6 .319 11/01/29 4,119,030
12,285,013 (c) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Federally Taxable Build America Bonds, Series 2010B
6 .200 12/01/40 12,907,740
355,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Third Lien, Taxable Build America Bond
Series 2010B
6 .395 01/01/40 385,232
1,000,000 Chicago, Illinois, General Obligation Bonds, Taxable Project,
Build America Bonds - Direct Payment, Series 2010B - BAM
Insured
7 .517 01/01/40 1,159,023
1,935,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Build America Taxable Bond Series 2010B
6 .900 01/01/40 2,108,570
4,450,000 Chicago, Illinois, Water Revenue Bonds, Taxable Second Lien
Series 2010B
6 .742 11/01/40 4,821,982
1,950,000 Cook County, Illinois, General Obligation Bonds, Build America
Taxable Bonds, Series 2010D
6 .229 11/15/34 2,057,708
7,500,000 (a) Illinois Finance Authority, Revenue Bonds, Illinois Institute of
Technology, Taxable Series 2025B
8 .250 09/01/39 7,206,264
2,490,000 (a) Illinois International Port District, Revenue Bonds, Taxable
Refunding Series 2020
5 .000 01/01/35 2,317,827
1,428,572 Illinois State, General Obligation Bonds, Build America Taxable
Bonds, Series 2010-5
7 .350 07/01/35 1,527,689
9,716,538 (c) Illinois State, General Obligation Bonds, Taxable Build America
Bonds, Series 2010-3
6 .725 04/01/35 10,200,929
10,312,000 (c) Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Taxable Build America Bond Senior Lien Series 2009A
6 .184 01/01/34 10,855,654
2,420,000 (c) Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Taxable Build America Bond Senior Lien Series 2009B
5 .851 12/01/34 2,502,590

Portfolio of Investments June 30, 2026
(continued)
NBB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 950,000 Northern Illinois Municipal Power Agency,  Power Project
Revenue Bonds, Prairie State Project, Build America Bond
Series 2009C
6 .859% 01/01/39 $ 1,012,164
1,375,000 Northern Illinois Municipal Power Agency,  Power Project
Revenue Bonds, Prairie State Project, Build America Taxable
Bond Series 2010A
7 .820 01/01/40 1,582,311
TOTAL ILLINOIS 66,850,377
INDIANA - 2.3% (1.6% of Total Investments)
3,500,000 Indiana Finance Authority, Revenue Bonds, Deaconess Health
System, Taxable Series 2021A
3 .313 03/01/51 2,427,177
5,000,000 Knox County, Indiana, Economic Development Revenue Bonds,
Good Samaritan Hospital Project, Taxable Series 2012B
5 .900 04/01/34 4,978,103
3,500,000 (a) Valparaiso, Indiana, Revenue Bonds, Valparaiso University
Project, Taxable Series 2025B
9 .500 10/01/35 3,551,234
TOTAL INDIANA 10,956,514
KENTUCKY - 1.7% (1.2% of Total Investments)
5,000 Kentucky Municipal Power Agency, Power System Revenue
Bonds, Prairie State Project, Build America Bond Series 2010B
- AGM Insured
6 .490 09/01/37 5,004
5,450,000 (c) Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds, Build
America Taxable Bonds Series 2010A
6 .250 05/15/43 5,693,426
1,250,000 Louisville/Jefferson County Metro Government, Kentucky,
Revenue Bonds, Louisville Medical Center, Inc. Steam and
Chilled Water Plant Project, Taxable Series 2020
4 .394 05/01/50 861,502
1,790,000 Newport, Kentucky, Industrial Building Revenue Bonds, South
Beach 1, LLC Project, Taxable Refunding Series 2022
4 .125 03/01/33 1,681,677
TOTAL KENTUCKY 8,241,609
LOUISIANA - 0.6% (0.4% of Total Investments)
3,000,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2016
4 .550 12/01/46 2,533,045
500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Junior Lien Series 2020C
4 .210 12/01/44 395,251
TOTAL LOUISIANA 2,928,296
MARYLAND - 2.8% (2.0% of Total Investments)
1,500,000 Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project, Senior Parking
Facilities Revenue, Series 2018B
4 .580 06/01/33 1,481,694
2,945,000 Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project, Senior Parking
Facilities Revenue, Series 2018B
4 .790 06/01/38 2,851,768
4,285,000 Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project, Senior Parking
Facilities Revenue, Series 2018B
5 .050 06/01/43 4,059,045
5,350,000 Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project, Senior Parking
Facilities Revenue, Series 2018B
5 .320 06/01/51 4,964,745
TOTAL MARYLAND 13,357,252
MASSACHUSETTS - 1.1% (0.8% of Total Investments)
1,000,000 Massachusetts Development Finance Agency Revenue Bonds,
Wellforce Issue, Series C&D (2020) - AGM Insured
3 .520 10/01/46 712,846
4,000,000 (a),(d) Massachusetts, Transporation Fund Revenue Bonds,
Accelerated Bridge Program, Tender Option Bond Trust 2016-
XFT907., (IF)
10 .793 06/01/40 4,617,544
TOTAL MASSACHUSETTS 5,330,390
MINNESOTA - 0.4% (0.3% of Total Investments)
1,855,000 Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Build America Taxable Bond
Series 2010C
6 .770 01/01/46 2,007,443
TOTAL MINNESOTA 2,007,443

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSISSIPPI - 0.5% (0.3% of Total Investments)
$ 2,085,000 Mississippi State, General Obligation Bonds, Taxable Build
America Bond Series 2010F
5 .245% 11/01/34 $ 2,125,711
TOTAL MISSISSIPPI 2,125,711
MISSOURI - 0.2% (0.2% of Total Investments)
1,000,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Pairie State Power Project, Federally
Taxable Build America Bonds - Direct Pay, Series 2009A
6 .890 01/01/42 1,082,159
TOTAL MISSOURI 1,082,159
NEW HAMPSHIRE - 0.9% (0.7% of Total Investments)
4,205,000 (a) National Finance Authority, New Hampshire, Utility Revenue
Bonds, Wheeling Power Company Project, Taxable Refunding
Series 2024A
6 .890 04/01/34 4,453,086
TOTAL NEW HAMPSHIRE 4,453,086
NEW JERSEY - 3.6% (2.6% of Total Investments)
3,000,000 New Jersey Turnpike Authority, Revenue Bonds, Build America
Taxable Bonds, Series 2009F
7 .414 01/01/40 3,504,889
8,805,000 New Jersey Turnpike Authority, Revenue Bonds, Build America
Taxable Bonds, Series 2010A
7 .102 01/01/41 10,058,720
2,000,000 Rutgers State University, New Jersey, Revenue Bonds, Taxable
Build America Bond Series 2010H
5 .665 05/01/40 2,042,260
870,000 South Jersey Port Corporation, New Jersey, Marine Terminal
Revenue Bonds, Taxable Build America Bond Series 2009P-3
7 .365 01/01/40 990,874
530,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Build America Bond
Series 2009A-5
7 .000 11/01/38 576,670
TOTAL NEW JERSEY 17,173,413
NEW YORK - 16.4% (11.6% of Total Investments)
135,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Taxable Series 2023B
7 .250 02/01/27 135,655
10,000,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Taxable Series 2018B
5 .096 08/01/34 9,434,228
1,415,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Taxable Series 2018B - AGM
Insured
4 .946 08/01/48 1,244,809
1,590,263 (d) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, Build America Taxable Bonds,
Series 2010D, (UB)
5 .600 03/15/40 1,594,599
5,100,000 (c) Long Island Power Authority, New York, Electric System
Revenue Bonds, Build America Taxable Bond Series 2010B
5 .850 05/01/41 5,286,451
595,000 Metropolitan Transportation Authority, New York, Dedicated
Tax Fund Bonds, Build America Taxable Bonds, Series 2010C
7 .336 11/15/39 688,392
11,390,000 (c) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Federally Taxable Issuer
Subsidy Build America Bonds, Series 2010A
6 .668 11/15/39 12,307,693
5,090,000 (c) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2010E
6 .814 11/15/40 5,609,110
440,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Taxable Green Climate
Certified Series 2020C-2
5 .175 11/15/49 407,633
3,675,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Rochester Regional Health Project,
Taxable Series 2020B
4 .600 12/01/46 2,988,051
850,000 (a) New York City Industrial Development Agency, New York,
Installment Purchase and Lease Revenue Bonds, Queens
Baseball Stadium Project, Series 2006 - AMBAC Insured
6 .027 01/01/46 838,931
1,800,000 New York City Industrial Development Agency, New York,
Installment Purchase and Lease Revenue Bonds, Queens
Baseball Stadium Project, Series 2006 - AGM Insured
6 .027 01/01/46 1,806,778
315,000 (a) New York City Industrial Development Authority, New York,
Rental Revenue Bonds, Yankee Stadium Project, Taxable Series
2009 - AGM Insured
11 .000 03/01/29 344,200
3,595,000 (a),(d) New York City Municipal Water Finance Authority, (IF) 12 .164 06/15/44 3,506,040

Portfolio of Investments June 30, 2026
(continued)
NBB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,500,000 (c) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Build America Taxable Bonds, Fiscal 2011 Series
AA
5 .440% 06/15/43 $ 1,420,522
2,595,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Build America Taxable Bonds, Series 2010DD
5 .952 06/15/42 2,603,740
2,025,000 (d) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Build America Taxable Bonds, Series 2010DD, (UB)
5 .952 06/15/42 2,031,820
10,005,000 (c) New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal 2011 Taxable Build
America Bond Series 2010S-1B
6 .828 07/15/40 10,948,531
3,000,000 New York City, New York, General Obligation Bonds, Taxable
Fiscal 2025 Series D-1
5 .114 10/01/54 2,767,210
5,495,000 Westchester County Health Care Corporation, New York,
Senior Lien Revenue Bonds,  Refunding Series 2010A
8 .572 11/01/40 5,167,058
3,450,000 Westchester County Health Care Corporation, New York,
Senior Lien Revenue Bonds,  Refunding Series 2010A
8 .572 11/01/40 3,244,668
2,970,000 Westchester County Health Care Corporation, New York,
Senior Lien Revenue Bonds, Series 2010-C1 - AGM Insured
8 .572 11/01/40 3,314,911
TOTAL NEW YORK 77,691,030
OHIO - 5.8% (4.1% of Total Investments)
6,350,000 (c) American Municipal Power Inc., Ohio, Combined Hydroelectric
Projects Revenue Bonds, Build America Bond Series 2010B
7 .834 02/15/41 7,508,059
1,000,000 American Municipal Power Inc., Ohio, Combined Hydroelectric
Projects Revenue Bonds, Build America Bond Series 2010B
8 .084 02/15/50 1,243,910
1,425,000 American Municipal Power Inc., Ohio, Meldahl Hydroelectric
Projects Revenue Bonds, Build America Bond Series 2010B
7 .499 02/15/50 1,636,623
7,040,000 (c) American Municipal Power Ohio Inc., Prairie State Energy
Campus Project Revenue Bonds, Build America Bond Series
2009C
6 .053 02/15/43 7,179,500
10,575,000 Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Tax Increment Financing Revenue Bonds,
Cooperative Township Public Parking Project, Kenwood
Collection Redevelopment, Refunding Senior Lien Series
2016A
6 .600 01/01/39 9,829,003
TOTAL OHIO 27,397,095
OKLAHOMA - 4.0% (2.9% of Total Investments)
6,000,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2018C -
AGM Insured
5 .450 08/15/28 6,049,744
13,200,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2018D
5 .450 08/15/28 13,074,674
TOTAL OKLAHOMA 19,124,418
OREGON - 0.9% (0.6% of Total Investments)
1,590,000 Hillsboro Economic Development Council, Oregon, Tax
Increment Revenue Bonds, North Hillsboro Industrial Renew
Area, Taxable Series 2024 - AGM Insured
5 .815 06/01/38 1,655,527
1,600,000 Hillsboro Economic Development Council, Oregon, Tax
Increment Revenue Bonds, North Hillsboro Industrial Renew
Area, Taxable Series 2024 - AGM Insured
5 .865 06/01/39 1,663,482
1,000,000 Port of Portland, Oregon, Portland International Airport
Customer Facility Charge Revenue Bonds, Taxable Series 2019
4 .237 07/01/49 828,709
TOTAL OREGON 4,147,718
PENNSYLVANIA - 1.4% (1.0% of Total Investments)
1,720,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Build America Taxable Bonds,
Series 2009D
6 .218 06/01/39 1,796,151
215,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Taxable Series 2024C
5 .362 11/01/37 219,279
1,640,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Build America Taxable Bonds, Series 2009A
6 .105 12/01/39 1,746,455

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 2,715,000 (c) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Build America Taxable Bonds, Series 2010B
5 .511% 12/01/45 $ 2,716,928
305,000 Philadelphia Redevelopment Authority, Pennsylvania, City
Service Agreement Revenue Bonds, City of Philadelphia
Neighborhood Preservation Initiative, Taxable Social Series
2024A
5 .226 09/01/40 303,297
TOTAL PENNSYLVANIA 6,782,110
SOUTH CAROLINA - 3.4% (2.4% of Total Investments)
205,000 (a),(d) South Carolina Public Service Authority, (IF) 14 .729 01/01/50 267,469
1,550,000 (d) South Carolina Public Service Authority, Electric System
Revenue Bonds, Santee Cooper, Federally Taxable Build
America Series 2010C
6 .454 01/01/50 1,644,466
2,000,000 South Carolina Public Service Authority, Electric System
Revenue Bonds, Santee Cooper, Federally Taxable Build
America Series 2010C - AGM Insured
6 .454 01/01/50 2,134,363
8,985,000 South Carolina Public Service Authority, Electric System
Revenue Bonds, Santee Cooper, Federally Taxable Build
America Series 2010C, (UB)
6 .454 01/01/50 9,532,596
2,585,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2013C - AGM Insured
5 .784 12/01/41 2,713,237
TOTAL SOUTH CAROLINA 16,292,131
TENNESSEE - 4.8% (3.4% of Total Investments)
1,500,000 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018B
5 .308 04/01/48 1,360,253
140,000 Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Taxable
Series 2017B
4 .700 07/01/27 136,670
7,915,000 Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Taxable
Series 2017B
5 .200 07/01/37 6,788,416
1,515,000 Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Taxable
Series 2017B
5 .450 07/01/45 1,160,178
5,010,000 (c) Metropolitan Government Nashville & Davidson County
Convention Center Authority, Tennessee, Tourism Tax Revenue
Bonds, Build America Taxable Bonds, Series 2010A-2
7 .431 07/01/43 5,575,208
7,335,000 (c) Metropolitan Government Nashville & Davidson County
Convention Center Authority, Tennessee, Tourism Tax Revenue
Bonds, Build America Taxable Bonds, Subordinate Lien Series
2010B
6 .731 07/01/43 7,748,925
TOTAL TENNESSEE 22,769,650
TEXAS - 9.9% (7.1% of Total Investments)
2,520,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Taxable Build America Bonds, Series 2009B
5 .999 12/01/44 2,590,846
16,115,000 (c) Dallas Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Build America Taxable Bonds,
Series 09B
7 .088 01/01/42 17,785,010
1,850,000 Dalllas County Hospital District, Texas, General Obligation
Limited Tax Bonds, Taxable Build America Bond Series 2009C
5 .621 08/15/44 1,863,317
1,000,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Tax Revenue Bonds, Taxable Series
2017B
4 .238 03/01/47 849,967
1,500,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Taxable Series 2024B
6 .250 06/01/37 1,461,887
665,000 Harris County, Texas, Hotel Occupancy Tax Revenue Bonds,
Senior Lien Taxable Series 2024
5 .363 08/15/49 636,119
10,285,000 (c) North Texas Tollway Authority, System Revenue Bonds, Taxble
Build America Bond Series 2009B
6 .718 01/01/49 11,271,734

Portfolio of Investments June 30, 2026
(continued)
NBB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 7,545,000 San Antonio, Texas, Customer Facility Charge Revenue Bonds,
Rental Car Special Facilities Project, Series 2015
5 .671% 07/01/35 $ 7,546,764
2,000,000 San Antonio, Texas, Customer Facility Charge Revenue Bonds,
Rental Car Special Facilities Project, Series 2015
5 .871 07/01/45 1,999,791
1,000,000 San Antonio, Texas, Electric and Gas System Revenue Bonds,
Junior Lien, Build America Taxable Bond Series 2010A
5 .808 02/01/41 1,034,404
10,000 San Antonio, Texas, Electric and Gas System Revenue Bonds,
Series 2012
4 .427 02/01/42 9,535
TOTAL TEXAS 47,049,374
UTAH - 1.6% (1.1% of Total Investments)
8,500,000 (a) Salt Lake County, Utah, Convention Hotel Revenue Bonds,
Taxable Series 2019
5 .750 10/01/47 7,426,278
TOTAL UTAH 7,426,278
VIRGINIA - 3.8% (2.7% of Total Investments)
1,840,000 (a) Fredericksburg Economic Development Authority, Virginia,
Revenue Bonds, Fredericksburg Stadium Project, Taxable
Series 2019A
5 .500 09/01/49 1,778,867
10,145,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Refunding Senior Lien Series
2007A
6 .706 06/01/46 7,544,079
4,675,000 (a) Virginia Small Business Finance Authority, Tourism
Development Financing Program Revenue Bonds, Downtown
Norfolk and Virginia Beach Oceanfront Hotel Projects, Series
2018B
12 .000 04/01/48 4,682,521
3,780,000 Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia 921
Meyer Hotel Project, Taxable Senior Series 2026B-1
12 .000 12/01/49 3,808,473
TOTAL VIRGINIA 17,813,940
WASHINGTON - 5.9% (4.2% of Total Investments)
26,235,000 (c) Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Build America Taxable Bond
Series 2010B
6 .790 07/01/40 28,066,680
TOTAL WASHINGTON 28,066,680
WEST VIRGINIA - 1.8% (1.3% of Total Investments)
11,600,000 Tobacco Settlement Finance Authority, West Virginia, Tobacco
Settlement Asset-Backed Bonds, Taxable Refunding Class 1
Senior Series 2020A
4 .306 06/01/49 8,444,873
TOTAL WEST VIRGINIA 8,444,873
WISCONSIN - 2.6% (1.9% of Total Investments)
480,000 (a) Fond du Lac County, Wisconsin, Revenue Bonds, Bug Tussel 1
LLC Project, Taxable Social Series 2022A - BAM Insured
5 .569 11/01/51 458,454
2,360,000 (a) Fond du Lac County, Wisconsin, Revenue Bonds, Bug Tussel 1
LLC Project, Taxable Social Series 2023 - BAM Insured
6 .434 11/01/52 2,421,135
400,000 Fond du Lac County, Wisconsin, Revenue Bonds, Bug Tussel 2
LLC Project, Taxable Series 2024 - BAM Insured
6 .201 05/01/54 406,154
4,935,000 Public Finance Authority of Wisconsin, Wisconsin, Revenue
Bonds, E-470 Public Highway Authority Service Areas Project,
Taxable Senior Lien Series 2025
7 .087 07/01/60 4,977,478
1,500,000 Public Finance Authority, Wisconsin, Revenue Bonds, Peddie
School, Series 2020
3 .127 07/01/50 1,043,427
2,500,000 Public Finance Authority, Wisconsin, Revenue Bonds, Texas
Biomedical Research Institute Project, Taxable Series 2021B
3 .625 06/01/51 1,375,308
2,000,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Taxable Senior Series
2020A - AGM Insured
4 .473 12/15/47 1,728,228
TOTAL WISCONSIN 12,410,184
TOTAL MUNICIPAL BONDS
(Cost $693,257,587) 662,551,131
TOTAL LONG-TERM INVESTMENTS
(Cost $693,257,587) 662,551,131

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.9%(0.7% of Total Investments)
4414539 REPURCHASE AGREEMENTS - 0.9% (0.7% of Total Investments) 4414539
$ 3,014,539 (e) Fixed Income Clearing Corporation 1 .060% 07/01/26 $ 3,014,539
1,400,000 (f) Fixed Income Clearing Corporation 3 .610 07/01/26 1,400,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,414,539) 4,414,539
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,414,539) 4,414,539
TOTAL INVESTMENTS - 140.5%
(Cost $697,672,126) 666,965,670
FLOATING RATE OBLIGATIONS - (3.8)% (18,075,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (41.7)%(g) (197,794,238)
OTHER ASSETS & LIABILITIES, NET -  5.0% 23,609,872
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 474,706,304
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $94,622,167 or 14.2% of Total Investments.
(b) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $233,153,023 have been pledged as collateral for reverse repurchase agreements.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Agreement with Fixed Income Clearing Corporation, 1.060% dated 6/30/26 to be repurchased at $3,014,628 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 12/31/30, valued at $3,074,860.
(f) Agreement with Fixed Income Clearing Corporation, 3.610% dated 6/30/26 to be repurchased at $1,400,140 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 1.625% and maturity date 5/15/31, valued at $1,428,034.
(g) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 29.7%.
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra Bond (673) 9/26 $ (75,904,547) $ (78,173,156) $ (2,268,609)

Portfolio of Investments June 30, 2026
(continued)
NBB

for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
NBB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 662,551,131 $ – $ 662,551,131
Short-Term Investments:
Repurchase Agreements – 4,414,539 – 4,414,539
$ – $ 666,965,670 $ – $ 666,965,670
Investments in Derivatives:
Futures Contracts* (2,268,609) – – (2,268,609)
$ (2,268,609) $ – $ – $ (2,268,609)
Liabilities at Fair Value:
Floating Rate Obligations $ – $ 18,075,000 $ – $ 18,075,000
Reverse Repurchase Agreements $ – $ 197,794,238 $ – $ 197,794,238
$ – $ 215,869,238 $ – $ 215,869,238
* Represents net unrealized appreciation (depreciation).